Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expenses
Sales and marketing	$ 80,603	$ 7,029
Research and development	954,593	1,608,895
General and administrative	557,904	366,435
Professional and consulting fees	1,158,484	1,252,510
Loss before other items	(2,751,584)	(3,234,869)
Other items
Other income	879,344
Depreciation	(240)
Interest income	2,134	1,554
Interest expense	(52,941)
Foreign exchange gain	(2,695)	26,912
Listing expense	(41,481,605)
Transaction expense	(2,461,025)
Gain on debt settlement	281,500
Fair value loss on convertible note	(5,157,397)
Fair value loss on warrant liability	(306,250)
Fair value loss on promissory notes	(108,288)
NET GAIN/(LOSS)	(51,159,048)	(3,206,403)
Other comprehensive income/(loss)
Foreign exchange gain/(loss) on translation	3,715	(89,828)
Other comprehensive income	191,982
Other comprehensive income	195,697	(89,828)
TOTAL COMPREHENSIVE GAIN/(LOSS)	$ (50,963,351)	$ (3,296,231)
Loss per share - basic (in dollars per share)	$ (586.49)	$ (49.44)
Loss per share - diluted (in dollars per share)	$ (586.49)	$ (49.44)
Weighted average number of outstanding shares - basic (in shares)	86,896	66,667
Weighted average number of outstanding shares - diluted (in shares)	86,896	66,667